Income Taxes - Components Of Income (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total income before income taxes and noncontrolling interest	$ 5,274	$ 211	$ 236
Argentina
Total income before income taxes and noncontrolling interest	(11,669)	(10,524)	(1,722)
Paraguay
Total income before income taxes and noncontrolling interest	1,719	(13,168)	(3,158)
Uruguay
Total income before income taxes and noncontrolling interest	40,843	35,932	11,933
Panama
Total income before income taxes and noncontrolling interest	(24,897)	(12,719)	(5,641)
Others
Total income before income taxes and noncontrolling interest	$ (722)	$ 690	$ (1,176)